Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxation

7. Taxation

In 2020, the effective tax rate on (loss)/profit before
taxation was

-
4.6% (2019: 22.6%, 2018: 25.1%)

The tax charge comprises:

Continuing operations	2020 £m	2019 £m	2018 £m
Corporation tax
Current year	310.0	423.0	404.2
Prior years	(83.2)	(63.4)	(108.1)
	226.8	359.6	296.1
Deferred tax
Current year	(80.2)	(78.3)	(41.5)
Prior years	(17.3)	(6.3)	1.4
	(97.5)	(84.6)	(40.1)
Tax charge	129.3	275.0	256.0

The corporation tax credit for prior years in 2020, 2019, and 2018, mainly comprises the release of a number of provisions following the resolution of tax matters in various countries.

The tax charge for the year can be reconciled to (loss)/profit before taxation in the consolidated income statement as follows:

Continuing operations	2020 £m	2019 1 £m	2018 1 £m
(Loss)/profit before taxation	(2,790.6)	1,214.3	1,019.3
Tax at the corporation tax rate of 19.0% 2	(530.2)	230.7	193.7
Tax effect of share of results of associates	16.2	(2.7)	(5.8)
Irrecoverable withholding taxes	49.4	44.7	48.9
Items that are not deductible in determining taxable profit	69.2	41.5	34.1
Goodwill impairment	542.4	10.4	33.1
Effect of different tax rates in subsidiaries operating in other jurisdictions	92.7	77.1	71.2
US Transition Tax related to unremitted foreign earnings	–	–	(4.6)
Origination and reversal on unrecognised temporary differences	(29.3)	(3.4)	5.1
Tax losses not recognised or utilised in the year	21.1	13.2	19.9
Utilisation of tax losses not previously recognised	(1.7)	(42.7)	(25.5)
Recognition of temporary differences not previously recognised	–	(24.1)	(7.4)
Net release of prior year provisions in relation to acquired businesses	(1.7)	(19.9)	(20.4)
Other prior year adjustments	(98.8)	(49.8)	(86.3)
Tax charge	129.3	275.0	256.0
Effective tax rate on (loss)/profit before tax	(4.6% )	22.6%	25.1%

Notes
1	Figures have been restated as described in the accounting policies.
2	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2019: 19.0%, 2018: 19.0%).

Factors affecting the tax charge in future years
The tax charge may be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, for example, as a consequence of the financial support programmes implemented by governments during the Covid-19 pandemic, changes arising from the application of existing rules or challenges by tax or competition authorities, may expose the Group to additional tax liabilities or impact the carrying value of deferred tax assets, which could affect the future tax charge.

Liabilities relating to open and judgemental matters are based upon an assessment of whether the tax authorities will accept the position taken, after taking into account external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which were initially recorded
,
 such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made. The Group does not currently consider that judgements made in assessing tax liabilities have a significant risk of resulting in any material additional charges or credits in respect of these matters, within the next financial year, beyond the amounts already provided.

In the UK Budget on 3 March 2021, the Chancellor of the Exchequer announced an increase in the UK corporation tax rate from 19% to 25%, which is due to be effective from 1 April 2023. This change was not substantively enacted at the balance sheet date and hence has not been reflected in the measurement of deferred tax balances at the period end. This change is not expected to have a material impact on the Group’s deferred tax balances.

Tax risk management
We maintain constructive engagement with the tax authorities and relevant government representatives, as well as active engagement with a wide range of international companies and business organisations with similar issues. We engage advisors and legal counsel to obtain opinions on tax legislation and principles. We have a Tax Risk Management Strategy in place which sets out the controls established and our assessment procedures for decision making and how we monitor tax risk. We monitor proposed changes in taxation legislation and ensure these are taken into account when we consider our future business plans. Our Directors are informed by management of any tax law changes, the nature and status of any significant ongoing tax audits, and other developments that could materially affect the Group’s tax position.